Note 8 - Leases (Details)	0 Months Ended	1 Months Ended		4 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended			4 Months Ended	8 Months Ended	12 Months Ended							4 Months Ended		12 Months Ended
	Oct. 15, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Accelerated Depreciation [Member] USD ($)	Dec. 31, 2011 Accelerated Depreciation [Member] USD ($)	Dec. 31, 2011 M/T Delos [Member] USD ($)	Dec. 31, 2010 M/T Delos [Member] USD ($)	Dec. 31, 2013 M/T Delos [Member] USD ($)	Dec. 31, 2012 M/T Delos [Member] USD ($)	Dec. 31, 2011 M/T Delos [Member] USD ($)	Dec. 31, 2010 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2007 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2013 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2012 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2011 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2013 London Space [Member] USD ($)	Dec. 31, 2012 London Space [Member] USD ($)	Dec. 31, 2012 London Space [Member] GBP (£)	Dec. 31, 2011 London Space [Member] USD ($)	Dec. 31, 2012 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2012 Monaco [Member] Central Shipping Monaco [Member] EUR (€)	Dec. 31, 2013 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2012 Monaco [Member] Central Shipping Monaco [Member] USD ($)
Note 8 - Leases (Details) [Line Items]
Lump Sum Payment													$ 480,000
Charter Period													5 years
Operating Leases, Rent Expense														0	0	2,380,000	19,000		0	14,000	19,000
Lease Termination Expenses	5,750,000											5,750,000
Early Termination Fee Balance								5,306,000						4,706,000
Operating Leases, Rent Expense, Minimum Rentals (in Euro)		55,000	41,000	10,400	8,000	3,400	2,500																42,000	26,000		7,000	5,000
Operating Leases, Rent Expense, Minimum Rentals		55,000	41,000	10,400	8,000	3,400	2,500																42,000	26,000		7,000	5,000
Operating Lease Inflation Increase Percentage								1.00%
Other General and Administrative Expense						40,000		127,000	531,000													0	247,000		498,000			0	87,000
Depreciation						6,429,000		11,458,000	25,327,000	621,000	931,000
Operating Lease Payment																		32,000
Operating Leases, Rent Expense, Minimum Rentals (in Pounds)		$ 55,000	€ 41,000	$ 10,400	€ 8,000	$ 3,400	€ 2,500																$ 42,000	£ 26,000		$ 7,000	€ 5,000